Accounts Payable And Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Accounts Payable And Accrued Liabilities
	December 31,
	2012	2011
Accounts payable	$262,215	$96,324
Accrued construction costs	466,029	531,313
Payroll and other employee-related payables	2,230	1,525
Other	8,181	17,653

	$738,655	$646,815